short-term borrowings (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings
Long-term debt	$ 18,474	$ 14,101
Short-term borrowings	100	100
Unsecured, single-drawdown, non-revolving credit facility
Disclosure of detailed information about borrowings
Short-term borrowings	$ 750
Maturity period, in years	P1Y
Period in which the credit facility must be drawn upon, in days	30 days
TELUS Communications Inc. | Revolving period securitization agreement
Disclosure of detailed information about borrowings
Cash proceeds from monthly sales	$ 100	100
Trade receivables sold	124	120
Short-term borrowings	100	100
TELUS Communications Inc. | Revolving period securitization agreement | Maximum
Disclosure of detailed information about borrowings
Trade receivables that can be sold under the securitization agreement	$ 500	$ 500